Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2023
Accounting Policies [Abstract]
Revenue from External Customers by Geographic Areas	Revenue disaggregated by geography, based on the addresses of the Company’s customers, consists of the following (in thousands):

	Three Months Ended March 31,
	2023	2022
United States	$65,424	$51,967
Rest of World	14,105	6,614
	$79,529	$58,581
Revenue disaggregated by geography, based on the addresses of the Company’s customers, consists of the following (in thousands):

	Year Ended December 31,
	2022	2021	2020
United States	$265,049	$227,091	$141,073
Rest of World	44,315	15,769	55,870
Total	$309,364	$242,860	$196,943

Concentration of Customer Risk

	Revenue		Accounts Receivable
	Three Months Ended March 31,		March 31,	December 31,
	2023	2022	2023	2022
Number of customers accounted for 10% or more	3	2	4	2
Total % for customers accounted for 10% or more	34%	40%	49%	48%
Given the large order value for customers and the relatively low number of customers, revenue and accounts receivable have typically been concentrated with a limited number of customers.

	Revenue			Accounts Receivable
	Year Ended December 31,			December 31,
	2022	2021	2020	2022	2021
Number of customers accounted for 10% or more	2	—	1	2	1
Total % for customers accounted for 10% or more	32%	—%	21%	48%	18%

Deferred Revenue
The changes in deferred revenue consisted of the following (in thousands):

Deferred revenue as of December 31, 2022	$67,398
Revenue recognized from beginning balance during the three months ended March 31, 2023	(6,815)
Deferred revenue added during the three months ended March 31, 2023	24,812
Deferred revenue as of March 31, 2023	$85,395
The changes in deferred revenue consisted of the following (in thousands):

Deferred revenue as of December 31, 2021	$36,406
Revenue recognized from beginning balance during the year ended December 31, 2022	(13,071)
Deferred revenue added during the year ended December 31, 2022	44,063
Deferred revenue as of December 31, 2022	$67,398

Accrued Warranty Activity	Accrued warranty activity consisted of the following (in thousands):

Three Months Ended March 31, 2023
Warranty reserve - beginning of period	$25,513
Warranty costs incurred	(868)
Net changes in liability for pre-existing warranties, including expirations	—
Provision for warranty	3,604
Warranty reserve - end of period	$28,249
Accrued warranty activity consisted of the following (in thousands):

	Year Ended December 31,
	2022	2021	2020
Warranty reserve – beginning of period	$23,274	$18,582	$14,926
Warranty costs incurred	(7,142)	(7,199)	(4,214)
Net changes in liability for pre-existing warranties, including expirations	(5,124)	(1,710)	(3,392)
Provision for warranty	14,505	13,601	11,262
Warranty reserve – end of period	$25,513	$23,274	$18,582

Property, Plant and Equipment, Net
Property, plant, and equipment, net, consisted of the following (in thousands):

	March 31, 2023	December 31, 2022
Computer hardware	$6,020	$5,465
Computer software	12,813	11,012
Internally used vehicles and charging systems	15,177	15,177
Leased vehicles and batteries	5,142	5,142
Leasehold improvements	30,883	10,716
Machinery and equipment	54,195	28,942
Office furniture and equipment	3,282	2,523
Tooling	23,971	22,430
Finance lease right-of-use assets	878	179
Construction in progress	29,209	72,505
	181,570	174,091
Less: Accumulated depreciation and amortization	(71,145)	(66,539)
Total	$110,425	$107,552
Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets, as follows:

Property, Plant, and Equipment	Estimated Useful Life
Computer hardware	3 years
Computer software	3 to 5 years
Internally used vehicles and charging systems	over the shorter of their estimated useful lives or 5 years
Machinery and equipment	5 to 12 years
Office furniture and equipment	5 years
Tooling	3 to 5 years
Leasehold improvements	over the shorter of their estimated useful lives or the terms of the related leases
Leased batteries	over the shorter of the terms of the related leases or 12 years
Leased vehicles and charging systems	over the shorter of the terms of the related leases or 5 years
Property, plant, and equipment, net, consisted of the following (in thousands):

	December 31,
	2022	2021
Computer hardware	$5,465	$5,195
Computer software	11,012	9,561
Internally used vehicles and charging systems	15,177	16,459
Leased vehicles and batteries	5,142	6,863
Leasehold improvements	10,716	10,516
Machinery and equipment	28,942	28,302
Office furniture and equipment	2,523	1,861
Tooling	22,430	21,726
Finance lease right-of-use assets	179	179
Construction in progress	72,505	20,243
	174,091	120,905
Less: Accumulated depreciation and amortization	(66,539)	(58,659)
Total	$107,552	$62,246

Revenue of Commercial Offerings
Revenue of these commercial offerings are as follows (in thousands):

	Three Months Ended March 31,
	2023	2022
Proterra Transit	$44,862	$35,381
Proterra Powered & Energy	34,667	23,200
Total	$79,529	$58,581
The revenue of these commercial offerings are as follows (in thousands):

	Year Ended December 31,
	2022	2021	2020
Proterra Transit	$191,087	$195,558	$156,021
Proterra Powered & Energy	118,277	47,302	40,922
Total	$309,364	$242,860	$196,943

Accumulated Other Comprehensive Income (Loss)
The components of accumulated other comprehensive income (loss) and activity, net of related taxes, for the year ended December 31, 2022 were as follows (in thousands):

	December 31, 2021	Increase/ Decrease	December 31, 2022
Net unrealized gain (loss) on available-for-sale securities	$(588)	$43	$(545)
Total accumulated other comprehensive income (loss), net of taxes	$(588)	$43	$(545)